other operating income (Tables)	6 Months Ended
Jun. 30, 2019
other operating income
Schedule of other operating income

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
Government assistance, including deferral account amortization		$5	$6	$12	$12
Investment income, gain(loss) on disposal of assets and other		4	7	13	26
Interest income	21(c)	1	—	2	1
		$10	$13	$27	$39